Pensions and Other Post-Employment Benefits (Tables)	12 Months Ended
Dec. 31, 2020
Pensions And Other Post Employment Benefits [Abstract]
Summary of Defined Benefit and OPEB Plan Obligation and Funded Status

A) Defined Benefit and OPEB Plan Obligation and Funded Status

Information related to defined benefit pension and OPEB plans, based on actuarial estimations, is:

	Pension Benefits		OPEB
As at December 31,	2020	2019	2020	2019
Defined Benefit Obligation
Defined Benefit Obligation, Beginning of Year	158	167	22	21
Current Service Costs	13	11	1	1
Interest Costs (1)	5	6	-	1
Benefits Paid	(6)	(36)	(2)	(2)
Plan Participant Contributions	2	2	-	-
Re-measurements:
(Gains) Losses From Experience Adjustments	1	(4)	(2)	-
(Gains) Losses From Changes in Financial Assumptions	15	12	1	1
Defined Benefit Obligation, End of Year	188	158	20	22

Plan Assets
Fair Value of Plan Assets, Beginning of Year	107	113	-	-
Employer Contributions	6	9	-	-
Plan Participant Contributions	2	2	-	-
Benefits Paid	(5)	(35)	-	-
Interest Income (1)	2	3	-	-
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	5	15	-	-
Fair Value of Plan Assets, End of Year	117	107	-	-

Pension and OPEB (Liability) (2)	(71)	(51)	(20)	(22)
(1)	Based on the discount rate of the defined benefit obligation at the beginning of the year.
(2)	Pension and OPEB liabilities are included in other liabilities on the Consolidated Balance Sheets.

Summary of Pension and OPEB Costs

B) Pension and OPEB Costs

	Pension Benefits			OPEB
For the years ended December 31,	2020	2019	2018	2020	2019	2018
Defined Benefit Plan Cost
Current Service Costs	13	11	13	1	1	1
Past Service Costs – Curtailments	-	-	(2)	-	-	-
Net Interest Costs	3	3	3	-	1	1
Re-measurements:
Return on Plan Assets (Excluding Interest Income)	(5)	(15)	7	-	-	-
(Gains) Losses From Experience Adjustments	1	(4)	-	(2)	-	-
(Gains) Losses From Changes in Financial Assumptions	15	12	-	1	1	(1)
Defined Benefit Plan Cost (Recovery)	27	7	21	-	3	1
Defined Contribution Plan Cost	22	21	22	-	-	-
Total Plan Cost	49	28	43	-	3	1

Summary of Fair Value of the Plan Assets

The fair value of the plan assets is:

As at December 31,	2020	2019
Equity Funds	58	59
Fixed Income Funds	35	35
Real Estate Funds	6	-
Listed Infrastructure Funds	8	9
Emerging Market Debt Funds	7	-
Non-Invested Assets	1	2
Cash and Cash Equivalents	2	2
	117	107

Summary of principal weighted average actuarial assumptions used to determine benefit obligations and expenses

The principal weighted average actuarial assumptions used to determine benefit obligations and expenses are as follows:

	Pension Benefits			OPEB
For the years ended December 31,	2020	2019	2018	2020	2019	2018
Discount Rate	2.50%	3.00%	3.50%	2.50%	3.00%	3.50%
Future Salary Growth Rate	3.97%	3.94%	3.88%	4.94%	5.08%	5.08%
Average Longevity (years)	88.3	88.2	88.2	88.2	88.2	88.1
Health Care Cost Trend Rate	N/A	N/A	N/A	6.00%	6.00%	6.00%

Sensitivity of defined benefit and OPEB obligation to changes in relevant actuarial assumptions

The sensitivity of the defined benefit and OPEB obligation to changes in relevant actuarial assumptions is:

	2020		2019
As at December 31,	Increase	Decrease	Increase	Decrease
One Percent Change:
Discount Rate	(31)	40	(25)	32
Future Salary Growth Rate	4	(4)	3	(3)
Health Care Cost Trend Rate	1	(1)	1	(1)
One Year Change in Assumed Life Expectancy	4	(4)	3	(3)